Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 530,221	$ 67,545	$ 325,944	$ 326,261